Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
Income tax payable	$ 6,654,091	$ 2,045,559
Value added tax payable	1,971,625	889,257
Business tax payable	139,137	43,704
Withholding taxes payable	2,720	112,113
Other taxes payable	84,325	42,405
Total taxes payable	$ 8,851,898	$ 3,133,038